CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Allowance of receivables from customers	$ 991,286	$ 696,508
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	42,381,946	37,777,749
Lease liabilities, current	4,133,883	5,490,079
Lease liabilities, non-current	4,777,134	8,390,077
Deferred tax liabilities, net	$ 3,397,831	$ 2,059,748
Treasury Stock, shares	10,429,305	10,429,305
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	2,252,892,845	2,221,403,067
Common stock, shares outstanding (in shares)	2,252,892,845	2,221,403,067
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	97,611,722	97,611,722
Common stock, shares outstanding (in shares)	97,611,722	97,611,722
VIEs
Accrued expenses and other current liabilities	$ 10,223,751	$ 11,128,854
Lease liabilities, current	734,591	1,166,763
Lease liabilities, non-current	72,985	640,253
Deferred tax liabilities, net	$ 1,653	$ 274